CONSOLIDATED STATEMENTS OF CHANGES IN SHAREHOLDERS' EQUITY (USD $) In Thousands	Common Stock [Member]	Retained Earnings [Member]	Treasury Stock [Member]	Accumulated Other Comprehensive Income [Member]	Total
Balance at Dec. 31, 2009	$ 7,200	$ 44,223	$ (12,544)	$ 4,613	$ 43,492
Net income	0	2,731	0	0	2,731
Other comprehensive income, net of tax:
Unrealized net gains on securities	0	0	0	512	512
Total Comprehensive Income	0	0	0	0	3,243
Cash dividends paid	0	(1,259)	0	0	(1,259)
Balance at Jun. 30, 2010	7,200	45,695	(12,544)	5,125	45,476
Balance at Dec. 31, 2010	7,200	47,207	(12,544)	4,149	46,012
Net income	0	2,847	0	0	2,847
Other comprehensive income, net of tax:
Unrealized net gains on securities	0	0	0	414	414
Total Comprehensive Income	0	0	0	0	3,261
Cash dividends paid	0	(1,259)	0	0	(1,259)
Balance at Jun. 30, 2011	$ 7,200	$ 48,795	$ (12,544)	$ 4,563	$ 48,014